SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Exercise Price	$ 0.115	$ 0.115	$ 0.115
Options Outstanding
Options Exercisable	26,802,500	26,802,500	22,267,800
Weighted Average Remaining Contractual Life	18 years 10 months 13 days	19 years 1 month 9 days	22 years 7 months 6 days